Related party transactions (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
La Rural SA [Member]
Disclosure of associates [line items]
Financial operations	$ 12,209
Leases and/or rights of use	12,678	8,518
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of associates [line items]
Financial operations	(548)	(1,165)	(1,716)
Leases and/or rights of use	(504)	5,641	(385)
Fees	3,882	3,565	3,619
Tarshop S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights of use	15,809	13,816	11,802
Commisions	322		265
Total Associates And Joint Ventures Of IRSA Propiedades Comerciales (La Rural S.A. And Other Associates And Joint Ventures) [Member]
Disclosure of associates [line items]
Total associates and joint ventures of IRSA Propiedades Comerciales	45,350	31,298	13,832
Banco de Credito y Securitizacion [Member]
Disclosure of associates [line items]
Leases and/or rights of use	17,180	9,507	6,493
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Disclosure of associates [line items]
Corporate services	35,056	23,972	19,165
Financial operations	17,448	516	(1,491,911)
Leases and/or rights of use	910	2,533	(375)
Commisions	163	127	76
Total Direct Parent Company [Member]
Disclosure of associates [line items]
Total direct parent company	53,577	27,148	(1,473,045)
Cresud S.A.C.I.F. y A. [Member]
Disclosure of associates [line items]
Corporate services	(162,756)	(128,819)	(88,517)
Financial operations	151,002	61,923	84,980
Leases and/or rights of use	1,931	867	1,417
Total Direct Parent Company Of IRSA [Member]
Disclosure of associates [line items]
Total direct parent company of IRSA	(9,823)	(66,029)	(2,120)
Others Associates And Joint Ventures [Member]
Disclosure of associates [line items]
Financial operations	1,286	707	31
Fees	216	216	216
Directors [Member]
Disclosure of associates [line items]
Fees	(164,339)	(131,481)	(113,673)
Senior Management [Member]
Disclosure of associates [line items]
Fees	(9,606)	(6,677)	(6,246)
Total Directors [Member]
Disclosure of associates [line items]
Total directors	(173,945)	(138,158)	(119,919)
Estudio Zang, Bergel & Vines [Member]
Disclosure of associates [line items]
Fees	(10,038)	(9,185)	(2,940)
REIG V [Member]
Disclosure of associates [line items]
Financial operations		58,125
Others [Member]
Disclosure of associates [line items]
Financial operations			4,912
Leases and/or rights of use	9,389	7,335	2,578
Commisions	25	21	222
Donations	(2,079)	(609)	(96)
Total Others [Member]
Disclosure of associates [line items]
Total others	14,477	65,194	11,169
Total [Member]
Disclosure of associates [line items]
Total	$ (70,364)	$ (80,547)	$ (1,570,083)